                               THE COMMERCE FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                              INSTITUTIONAL SHARES
                                 SERVICE SHARES
                           SHORT-TERM GOVERNMENT FUND
                                   BOND FUND
                                 BALANCED FUND
                             GROWTH AND INCOME FUND
                                  GROWTH FUND
                                  MIDCAP FUND
                           INTERNATIONAL EQUITY FUND

                               ----------------

                              INSTITUTIONAL SHARES
                    NATIONAL TAX-FREE INTERMEDIATE BOND FUND
                    MISSOURI TAX-FREE INTERMEDIATE BOND FUND

    SUPPLEMENT DATED OCTOBER 30, 1998 TO PROSPECTUS DATED MARCH 2, 1998, AS
                                  SUPPLEMENTED

  Effective November 1, 1998, the sales charge on Institutional Shares of the National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds will be removed. Therefore, all references to the sales charge in the Statement of Additional Information are deleted.

                            THE COMMERCE FUNDS (TM)

                 THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
                 THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

                             INSTITUTIONAL SHARES

                               ----------------

  SUPPLEMENT DATED OCTOBER 30, 1998 TO THE PROSPECTUS DATED MARCH 2, 1998, AS
                                 SUPPLEMENTED

  Effective November 1, 1998, the sales charge will be removed from Institutional Shares of the National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds. Therefore, all references to the sales charge in the Institutional Shares Prospectus of the Funds are deleted.